Income Tax - Summary of Accumulated Tax Losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Corporate tax	€ 272.0	€ 596.4	€ 356.0
Trade tax	170.6	513.6	352.3
Federal tax credits	4.0	0.8	0.0
State tax credits	€ 1.6	€ 0.3	€ 0.0